Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Related Party Transaction [Line Items]
Monthly payment of rent	$ 8,525	$ 27,494	$ 8,525
Accounts payable	34,798	34,798	35,950
JABA US Inc [Member]
Related Party Transaction [Line Items]
Accounts payable	34,798
Jim Briscoe [Member]
Related Party Transaction [Line Items]
Monthly payment of rent	522	522	522
Total rent expense	3,132	6,264	6,263
Accrued unpaid wages	639,570	595,070	472,953
Former President [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages	$ 15,625	$ 15,625	$ 15,625